Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		$ 1,746	$ 2,028	$ 2,024
Impairment losses (note 2)		(53)	(194)
Amortization for the period		(120)	(130)	(124)
Additions (disposals), net	[1]	214	33	81
Business combinations (note 5.1)			7
Reclassifications				(2)
Foreign currency translation effects		(8)	2	49
Balance at the end of period		1,779	1,746	2,028
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		1,358	1,590
Impairment losses (note 2)		0	(181)
Amortization for the period		(24)	(21)
Additions (disposals), net	[1]	27	(33)
Foreign currency translation effects		(11)	3
Balance at the end of period		1,350	1,358	1,590
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		24	24
Amortization for the period		(2)	(2)
Business combinations (note 5.1)			2
Foreign currency translation effects		1
Balance at the end of period		23	24	24
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		43	43
Amortization for the period		(1)	(1)
Additions (disposals), net	[1]	2
Foreign currency translation effects		1	1
Balance at the end of period		45	43	43
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	[1]	213	253
Impairment losses (note 2)	[1]	(49)
Amortization for the period	[1]	(71)	(79)
Additions (disposals), net	[1]	132	40
Reclassifications	[1]		0
Foreign currency translation effects	[1]	3	(1)
Balance at the end of period	[1]	228	213	253
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		108	118
Impairment losses (note 2)		(4)	(13)
Amortization for the period		(22)	(27)
Additions (disposals), net	[1]	53	26
Business combinations (note 5.1)			5
Foreign currency translation effects		(2)	(1)
Balance at the end of period		$ 133	$ 108	$ 118

[1]	Includes the capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.